Shareholders' Equity - Related party transactions (Details) - Sponsor Side Letter shares in Millions	May 27, 2022 $ / shares USD ($) shares
Related Party Transactions
Period following the closing, considered for transfer of Class A Common Stock held by Sponsors and Insiders	1 year
Minimum VWAP of Class A Common Stock, considered for transfer of stock held | $ / shares	12.00
Number Of Trading Days Within Which Minimum Volume Weighted Average Share Price Is To Be attained	20
Number of trading days within which the minimum VWAP of Class A Common Stock is to be attained	30
Number of Class A Common Stock deemed unvested and were subject to certain triggering events (in shares) | shares	8
Sponsor Side Letter Vesting Period	5 years
If the VWAP of Class A Common Stock is greater than or equal to $12.50
Related Party Transactions
Number Of Trading Days Within Which Minimum Volume Weighted Average Share Price Is To Be attained	20
Number of trading days within which the minimum VWAP of Class A Common Stock is to be attained	30
Minimum VWAP of Class A Common Stock | $ / shares	$ 12.50
Number of Sponsor shares that will vest (in shares) | shares	5
If the VWAP of Class A Common Stock is greater than or equal to $15.00
Related Party Transactions
Number Of Trading Days Within Which Minimum Volume Weighted Average Share Price Is To Be attained	20
Number of trading days within which the minimum VWAP of Class A Common Stock is to be attained	30
Minimum VWAP of Class A Common Stock | $ / shares	$ 15.00
Number of Sponsor shares that will vest (in shares) | shares	3